Schedule of Investments
(unaudited)
April 30, 2024
iShares
®
U.S. Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.2%
Lockheed Martin Corp. ................ 7,924 $ 3,684,105
Air Freight & Logistics — 0.0%
Expeditors International of Washington, Inc. .. 1,504 167,410
FedEx Corp. ....................... 754 197,382
364,792
Automobiles — 1.3%
Ford Motor Co. ..................... 247,331 3,005,072
General Motors Co. .................. 171,741 7,647,627
Harley-Davidson, Inc. ................. 51,684 1,777,413
Tesla, Inc.
(a)
........................ 57,701 10,575,439
Thor Industries, Inc. .................. 10,930 1,086,660
24,092,211
Banks — 3.1%
Bank of America Corp. ................ 179,286 6,635,375
Citigroup, Inc. ...................... 108,884 6,677,856
Fifth Third Bancorp .................. 16,430 599,038
JPMorgan Chase & Co. ............... 149,817 28,725,912
NU Holdings Ltd. , Class A
(a)
............. 334,028 3,627,544
Popular, Inc. ....................... 56,945 4,839,755
US Bancorp ....................... 31,387 1,275,254
Wells Fargo & Co. ................... 94,101 5,582,071
57,962,805
Beverages — 1.6%
Coca-Cola Co. (The) ................. 169,801 10,488,608
PepsiCo, Inc. ...................... 110,946 19,516,511
30,005,119
Biotechnology — 2.1%
AbbVie, Inc. ....................... 110,992 18,051,739
Amgen, Inc. ....................... 22,445 6,148,583
Biogen, Inc.
(a)
...................... 857 184,101
Gilead Sciences, Inc. ................. 76,737 5,003,252
Moderna, Inc.
(a)(b)
.................... 40,959 4,518,187
Vertex Pharmaceuticals, Inc.
(a)
........... 12,729 5,000,079
38,905,941
Broadline Retail — 3.7%
Amazon.com, Inc.
(a)
.................. 302,479 52,933,825
Coupang, Inc. , Class A
(a)
............... 54,472 1,225,620
eBay, Inc. ......................... 52,269 2,693,944
Etsy, Inc.
(a)
........................ 63,664 4,371,807
MercadoLibre , Inc.
(a)
.................. 5,190 7,570,653
68,795,849
Building Products — 0.8%
Builders FirstSource , Inc.
(a)
............. 49,721 9,089,993
Carrier Global Corp. .................. 21,098 1,297,316
Lennox International, Inc. .............. 918 425,420
Simpson Manufacturing Co., Inc. ......... 5,158 896,925
Trane Technologies plc ................ 9,857 3,128,020
UFP Industries, Inc. .................. 4,965 559,555
15,397,229
Capital Markets — 3.9%
Affiliated Managers Group, Inc. .......... 20,132 3,142,605
Ameriprise Financial, Inc. .............. 16,658 6,859,598
Bank of New York Mellon Corp. (The) ...... 141,450 7,990,510
BlackRock, Inc.
(c)
.................... 5,120 3,863,757
Evercore, Inc. , Class A ................ 9,996 1,814,274
Goldman Sachs Group, Inc. (The) ........ 22,068 9,416,636
Interactive Brokers Group, Inc. , Class A ..... 57,585 6,629,185
Janus Henderson Group plc ............ 133,415 4,165,216
Security
Shares
Shares Value
Capital Markets (continued)
Jefferies Financial Group, Inc. ........... 41,400 $ 1,782,684
Morgan Stanley ..................... 39,939 3,628,059
MSCI, Inc. ........................ 13,344 6,215,502
Nasdaq, Inc. ....................... 62,830 3,760,376
S&P Global, Inc. .................... 18,408 7,654,599
State Street Corp. ................... 50,925 3,691,553
XP, Inc. , Class A .................... 47,058 963,277
71,577,831
Chemicals — 1.2%
Dow, Inc. ......................... 24,967 1,420,622
Linde plc ......................... 38,896 17,151,580
LyondellBasell Industries NV , Class A ...... 9,322 931,921
Olin Corp. ......................... 64,936 3,394,854
22,898,977
Commercial Services & Supplies — 0.8%
Cintas Corp. ....................... 9,517 6,265,422
Tetra Tech, Inc. ..................... 10,322 2,009,900
Veralto Corp. ....................... 61,187 5,731,998
14,007,320
Communications Equipment — 0.9%
Arista Networks, Inc.
(a)
................ 22,748 5,836,227
Cisco Systems, Inc. .................. 154,442 7,255,685
Motorola Solutions, Inc. ............... 9,909 3,360,637
16,452,549
Construction & Engineering — 0.4%
EMCOR Group, Inc. .................. 18,694 6,676,936
Consumer Finance — 1.1%
Ally Financial, Inc. ................... 200,024 7,670,921
American Express Co. ................ 18,046 4,223,305
Capital One Financial Corp. ............. 27,083 3,884,515
OneMain Holdings, Inc. ................ 16,494 859,502
Synchrony Financial .................. 88,459 3,890,427
20,528,670
Consumer Staples Distribution & Retail — 1.9%
Albertsons Cos., Inc. , Class A ........... 36,174 737,949
Costco Wholesale Corp. ............... 12,873 9,305,892
Kroger Co. (The) .................... 129,702 7,182,897
Target Corp. ....................... 17,800 2,865,444
Walmart, Inc. ....................... 257,469 15,280,785
35,372,967
Diversified Consumer Services — 0.6%
Duolingo, Inc. , Class A
(a)
............... 28,738 6,487,603
H&R Block, Inc. ..................... 112,317 5,304,732
11,792,335
Diversified Telecommunication Services — 0.8%
AT&T, Inc. ......................... 580,897 9,811,351
Verizon Communications, Inc. ........... 147,919 5,841,321
15,652,672
Electric Utilities — 1.1%
Constellation Energy Corp. ............. 7,878 1,464,835
Duke Energy Corp. .................. 41,425 4,070,421
Exelon Corp. ....................... 90,286 3,392,948
FirstEnergy Corp. ................... 24,292 931,355
NextEra Energy, Inc. ................. 57,981 3,882,988
Southern Co. (The) .................. 87,967 6,465,574
20,208,121

Schedule of Investments
(unaudited) (continued)
April 30, 2024
iShares
®
U.S. Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electrical Equipment — 1.3%
Acuity Brands, Inc. ................... 3,597 $ 893,135
Atkore, Inc. ........................ 29,492 5,169,948
Eaton Corp. plc ..................... 22,941 7,301,203
Emerson Electric Co. ................. 53,640 5,781,319
nVent Electric plc .................... 68,234 4,917,624
24,063,229
Electronic Equipment, Instruments & Components — 0.3%
Jabil, Inc. ......................... 53,929 6,329,107
Energy Equipment & Services — 0.4%
Schlumberger NV ................... 23,691 1,124,849
Weatherford International plc
(a)
........... 53,978 6,672,760
7,797,609
Entertainment — 0.2%
(a)
Live Nation Entertainment, Inc. ........... 3,649 324,433
Netflix, Inc. ........................ 5,108 2,812,669
Spotify Technology SA ................ 3,409 956,020
4,093,122
Financial Services — 2.7%
Berkshire Hathaway, Inc. , Class B
(a)
....... 19,460 7,720,366
Fiserv, Inc.
(a)
....................... 11,609 1,772,346
Mastercard, Inc. , Class A ............... 30,168 13,611,802
Visa, Inc. , Class A ................... 91,859 24,674,246
Voya Financial, Inc. .................. 35,826 2,441,900
50,220,660
Food Products — 0.8%
Archer-Daniels-Midland Co. ............. 28,575 1,676,209
General Mills, Inc. ................... 77,604 5,467,978
Hershey Co. (The) ................... 23,440 4,545,485
Kraft Heinz Co. (The) ................. 5,482 211,660
Mondelez International, Inc. , Class A ....... 32,489 2,337,259
14,238,591
Ground Transportation — 0.2%
Uber Technologies, Inc.
(a)
.............. 47,921 3,175,725
Health Care Equipment & Supplies — 1.8%
Abbott Laboratories .................. 101,352 10,740,271
Becton Dickinson & Co. ............... 1,593 373,718
Boston Scientific Corp.
(a)
............... 4,466 320,971
Dentsply Sirona, Inc. ................. 50,254 1,508,123
GE HealthCare Technologies, Inc. ........ 66,405 5,062,717
Hologic, Inc.
(a)
...................... 103,322 7,828,708
Lantheus Holdings, Inc.
(a)(b)
............. 46,521 3,095,507
Medtronic plc ...................... 17,348 1,392,004
Stryker Corp. ...................... 9,830 3,307,795
33,629,814
Health Care Providers & Services — 3.0%
Cigna Group (The) ................... 8,414 3,004,135
CVS Health Corp. ................... 99,658 6,747,843
DaVita, Inc.
(a)
....................... 16,462 2,288,383
Elevance Health, Inc. ................. 14,598 7,716,211
Humana, Inc. ...................... 12,249 3,700,300
McKesson Corp. .................... 18,082 9,713,831
Molina Healthcare, Inc.
(a)
............... 11,602 3,969,044
UnitedHealth Group, Inc. ............... 37,876 18,320,621
55,460,368
Hotels, Restaurants & Leisure — 3.0%
Airbnb, Inc. , Class A
(a)
................. 48,988 7,768,027
Booking Holdings, Inc. ................ 4,297 14,833,373
Hyatt Hotels Corp. , Class A ............. 4,456 663,008
McDonald's Corp. ................... 46,730 12,759,159
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Starbucks Corp. ..................... 54,640 $ 4,835,094
Wingstop , Inc. ...................... 21,898 8,426,131
Yum! Brands, Inc. ................... 48,310 6,823,788
56,108,580
Household Durables — 0.1%
Taylor Morrison Home Corp.
(a)
........... 17,503 980,343
Household Products — 1.5%
Procter & Gamble Co. (The) ............ 166,412 27,158,438
Independent Power and Renewable Electricity Producers — 0.5%
Vistra Corp. ....................... 124,561 9,446,706
Industrial Conglomerates — 0.2%
3M Co. ........................... 30,709 2,963,726
Industrial REITs — 0.2%
Prologis, Inc. ....................... 36,985 3,774,319
Insurance — 1.8%
Aflac, Inc. ......................... 75,937 6,352,130
American International Group, Inc. ........ 74,767 5,630,703
Arch Capital Group Ltd.
(a)
.............. 5,572 521,205
Everest Group Ltd. ................... 3,203 1,173,611
Fidelity National Financial, Inc. , Class A ..... 42,598 2,108,601
Hartford Financial Services Group, Inc. (The) . 4,967 481,253
MetLife, Inc. ....................... 108,833 7,735,850
Principal Financial Group, Inc. ........... 7,444 589,118
Prudential Financial, Inc. ............... 38,032 4,201,775
Travelers Cos., Inc. (The) .............. 16,696 3,542,223
Unum Group ....................... 24,318 1,232,923
33,569,392
Interactive Media & Services — 3.9%
Alphabet, Inc. , Class C, NVS
(a)
........... 237,300 39,069,072
Meta Platforms, Inc. , Class A ............ 78,409 33,729,200
72,798,272
IT Services — 1.1%
Accenture plc , Class A ................ 19,965 6,007,668
Gartner, Inc.
(a)
...................... 14,830 6,118,710
International Business Machines Corp. ..... 8,539 1,419,182
MongoDB, Inc. , Class A
(a)
.............. 1,277 466,335
Okta, Inc. , Class A
(a)
.................. 11,573 1,076,057
Wix.com Ltd.
(a)
...................... 40,992 4,872,719
19,960,671
Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc. .............. 21,546 2,952,664
Danaher Corp. ..................... 5,049 1,245,184
Medpace Holdings, Inc.
(a)
.............. 17,235 6,693,212
Mettler-Toledo International, Inc.
(a)
........ 4,614 5,673,836
Thermo Fisher Scientific, Inc. ............ 16,311 9,276,392
25,841,288
Machinery — 1.9%
AGCO Corp. ....................... 7,428 848,203
Caterpillar, Inc. ..................... 15,114 5,056,691
Crane Co. ......................... 39,479 5,527,455
Deere & Co. ....................... 8,802 3,445,191
Illinois Tool Works, Inc. ................ 17,529 4,279,004
Mueller Industries, Inc. ................ 86,769 4,843,446
Otis Worldwide Corp. ................. 60,452 5,513,222
PACCAR, Inc. ...................... 8,063 855,565
Parker-Hannifin Corp. ................. 3,333 1,816,185
Watts Water Technologies, Inc. , Class A ..... 10,507 2,085,219
34,270,181

Schedule of Investments
(unaudited) (continued)
April 30, 2024
iShares
®
U.S. Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Media — 1.2%
Charter Communications, Inc. , Class A
(a)
.... 4,112 $ 1,052,425
Comcast Corp. , Class A ............... 207,020 7,889,532
Fox Corp. , Class A, NVS ............... 154,879 4,802,798
Interpublic Group of Cos., Inc. (The) ....... 145,101 4,416,875
News Corp. , Class A, NVS ............. 17,556 417,833
Omnicom Group, Inc. ................. 32,879 3,052,486
21,631,949
Metals & Mining — 0.9%
Commercial Metals Co. ................ 26,087 1,401,915
Nucor Corp. ....................... 27,849 4,693,392
Reliance, Inc. ...................... 17,914 5,100,474
Steel Dynamics, Inc. .................. 41,479 5,397,248
16,593,029
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp. ............... 98,575 901,961
Multi-Utilities — 1.1%
Ameren Corp. ...................... 45,590 3,367,733
Consolidated Edison, Inc. .............. 67,770 6,397,488
DTE Energy Co. .................... 45,516 5,021,325
Public Service Enterprise Group, Inc. ...... 8,796 607,628
Sempra .......................... 16,502 1,182,038
WEC Energy Group, Inc. ............... 46,525 3,844,826
20,421,038
Office REITs — 0.0%
Boston Properties, Inc. ................ 5,842 361,561
Oil, Gas & Consumable Fuels — 3.6%
Antero Resources Corp.
(a)
.............. 97,264 3,307,949
APA Corp. ........................ 105,915 3,329,968
Chesapeake Energy Corp. ............. 5,651 507,912
Chevron Corp. ...................... 73,245 11,812,221
ConocoPhillips ..................... 9,892 1,242,633
Devon Energy Corp. .................. 17,188 879,682
EOG Resources, Inc. ................. 7,291 963,360
Exxon Mobil Corp. ................... 171,158 20,242,857
Kinder Morgan, Inc. .................. 40,940 748,383
Marathon Oil Corp. ................... 69,145 1,856,543
Marathon Petroleum Corp. ............. 60,924 11,071,109
Murphy Oil Corp. .................... 13,518 603,444
Phillips 66 ......................... 1,330 190,469
Range Resources Corp. ............... 171,417 6,155,584
Valero Energy Corp. .................. 27,615 4,414,810
67,326,924
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp. ................ 40,740 2,981,761
Passenger Airlines — 0.0%
United Airlines Holdings, Inc.
(a)
........... 4,308 221,690
Personal Care Products — 0.3%
elf Beauty, Inc.
(a)
.................... 30,834 5,011,450
Pharmaceuticals — 3.9%
Bristol-Myers Squibb Co. ............... 144,955 6,369,323
Eli Lilly & Co. ...................... 29,963 23,404,099
Johnson & Johnson .................. 126,007 18,219,352
Merck & Co., Inc. .................... 127,533 16,479,814
Pfizer, Inc. ........................ 262,174 6,716,898
Royalty Pharma plc , Class A ............ 7,142 197,834
71,387,320
Security
Shares
Shares Value
Professional Services — 0.7%
Automatic Data Processing, Inc. .......... 11,441 $ 2,767,464
Paychex, Inc. ...................... 64,864 7,706,492
Robert Half, Inc. .................... 29,937 2,069,844
12,543,800
Residential REITs — 0.5%
AvalonBay Communities, Inc. ........... 21,113 4,002,391
Equity Residential ................... 87,439 5,631,072
9,633,463
Retail REITs — 0.4%
Brixmor Property Group, Inc. ............ 116,730 2,579,733
Simon Property Group, Inc. ............. 36,046 5,065,544
7,645,277
Semiconductors & Semiconductor Equipment — 9.2%
Advanced Micro Devices, Inc.
(a)
.......... 29,942 4,742,214
Applied Materials, Inc. ................ 34,939 6,940,632
Broadcom, Inc. ..................... 27,210 35,380,347
Enphase Energy, Inc.
(a)(b)
............... 6,461 702,698
Intel Corp. ........................ 50,780 1,547,267
KLA Corp. ......................... 10,619 7,319,570
Lam Research Corp. ................. 4,226 3,779,777
Lattice Semiconductor Corp.
(a)(b)
.......... 27,872 1,912,019
Microchip Technology, Inc. .............. 26,690 2,454,946
NVIDIA Corp. ...................... 98,544 85,143,987
QUALCOMM, Inc. ................... 59,769 9,912,689
Rambus, Inc.
(a)
..................... 85,325 4,677,516
Texas Instruments, Inc. ................ 29,718 5,242,850
169,756,512
Software — 12.7%
Adobe, Inc.
(a)
....................... 11,811 5,466,485
AppLovin Corp. , Class A
(a)
.............. 61,293 4,325,447
Atlassian Corp. , Class A
(a)
.............. 46,266 7,971,632
Cadence Design Systems, Inc.
(a)
......... 30,305 8,352,967
Crowdstrike Holdings, Inc. , Class A
(a)
....... 12,900 3,773,766
DocuSign, Inc.
(a)
.................... 80,981 4,583,525
Elastic NV
(a)
....................... 24,909 2,546,198
Fair Isaac Corp.
(a)
.................... 7,451 8,444,442
Fortinet, Inc.
(a)
...................... 112,068 7,080,456
Gitlab, Inc. , Class A
(a)
................. 81,773 4,290,629
HubSpot, Inc.
(a)
..................... 4,722 2,856,196
Intuit, Inc. ......................... 14,454 9,042,711
Manhattan Associates, Inc.
(a)
............ 21,290 4,387,017
Microsoft Corp. ..................... 297,848 115,961,162
Monday.com Ltd.
(a)
................... 28,741 5,441,534
Nutanix, Inc. , Class A
(a)
................ 106,859 6,486,341
Oracle Corp. ....................... 6,208 706,160
Palo Alto Networks, Inc.
(a)
.............. 17,130 4,982,946
Procore Technologies, Inc.
(a)
............ 36,893 2,524,219
Qualys, Inc.
(a)
...................... 25,958 4,254,776
Salesforce, Inc. ..................... 7,851 2,111,448
Samsara, Inc. , Class A
(a)
............... 143,866 5,025,239
SentinelOne , Inc. , Class A
(a)
............. 42,932 907,153
ServiceNow, Inc.
(a)
................... 905 627,464
Smartsheet, Inc. , Class A
(a)
............. 39,685 1,501,284
Synopsys, Inc.
(a)
.................... 13,034 6,915,710
UiPath, Inc. , Class A
(a)(b)
............... 44,902 851,791
Workiva, Inc. , Class A
(a)(b)
.............. 40,404 3,183,835
Zscaler , Inc.
(a)
...................... 7,221 1,248,800
235,851,333
Specialized REITs — 0.6%
Lamar Advertising Co. , Class A .......... 4,822 558,629
Public Storage ...................... 15,321 3,975,034

Schedule of Investments
(unaudited) (continued)
April 30, 2024
iShares
®
U.S. Equity Factor ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Specialized REITs (continued)
Weyerhaeuser Co. ................... 224,261 $ 6,765,954
11,299,617
Specialty Retail — 3.3%
Abercrombie & Fitch Co. , Class A
(a)
........ 40,429 4,912,932
AutoNation, Inc.
(a)(b)
.................. 29,489 4,752,152
AutoZone, Inc.
(a)
.................... 986 2,915,010
Bath & Body Works, Inc. ............... 93,935 4,266,528
Best Buy Co., Inc. ................... 31,614 2,328,055
Dick's Sporting Goods, Inc. ............. 29,893 6,006,699
Home Depot, Inc. (The) ............... 32,875 10,987,483
Lowe's Cos., Inc. .................... 51,874 11,826,753
Murphy USA, Inc. ................... 6,798 2,813,148
Wayfair, Inc. , Class A
(a)
................ 28,563 1,432,435
Williams-Sonoma, Inc. ................ 31,473 9,025,827
61,267,022
Technology Hardware, Storage & Peripherals — 6.5%
Apple, Inc. ........................ 598,036 101,863,472
Dell Technologies, Inc. , Class C .......... 42,329 5,275,886
Hewlett Packard Enterprise Co. .......... 440,151 7,482,567
HP, Inc. .......................... 112,873 3,170,603
Super Micro Computer, Inc.
(a)
............ 1,889 1,622,273
119,414,801
Textiles, Apparel & Luxury Goods — 0.7%
Crocs, Inc.
(a)
....................... 18,807 2,339,026
Deckers Outdoor Corp.
(a)(b)
.............. 5,163 4,225,761
PVH Corp. ........................ 16,321 1,775,725
Tapestry, Inc. ....................... 122,179 4,877,386
13,217,898
Tobacco — 0.5%
Altria Group, Inc. .................... 15,347 672,352
Philip Morris International, Inc. ........... 96,247 9,137,690
9,810,042
Security
Shares
Shares Value
Trading Companies & Distributors — 1.1%
Applied Industrial Technologies, Inc. ....... 9,157 $ 1,678,020
Core & Main, Inc. , Class A
(a)
............. 144,550 8,162,739
Ferguson plc ....................... 43,578 9,147,022
WW Grainger, Inc. ................... 1,992 1,835,329
20,823,110
Water Utilities — 0.3%
American Water Works Co., Inc. .......... 44,566 5,451,313
Total Long-Term Investments — 99.6%
(Cost: $1,542,058,500) ............................ 1,843,809,441
Short-Term Securities
Money Market Funds — 0.8%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.49%
(e)
.................. 9,079,116 9,081,840
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.28% ................... 5,071,483 5,071,483
Total Short-Term Securities — 0.8%
(Cost: $14,152,247) ............................... 14,153,323
Total Investments — 100.4%
(Cost: $1,556,210,747 ) ............................ 1,857,962,764
Liabilities in Excess of Other Assets — (0.4)% ............. (7,585,887)
Net Assets — 100.0% ...............................
$ 1,850,376,877
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/24
Shares
Held at
04/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 5,273,814 $ 3,802,994
(a)
$ — $ 4,505 $ 527 $ 9,081,840 9,079,116 $ 56,965
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 2,245,623 2,825,860
(a)
— — — 5,071,483 5,071,483 137,533 —
BlackRock, Inc. .......... 3,257,590 772,215 (240,090) 35,286 38,756 3,863,757 5,120 70,086 —
$ 39,791 $ 39,283 $ 18,017,080 $ 264,584 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
April 30, 2024
iShares
®
U.S. Equity Factor ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 22 06/21/24 $ 5,574 $ (140,539)
S&P Midcap 400 E-Mini Index ................................................. 2 06/21/24 575 (29,415)
$ (169,954)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,843,809,441 $ — $ — $ 1,843,809,441
Short-Term Securities
Money Market Funds ...................................... 14,153,323 — — 14,153,323
$ 1,857,962,764 $ — $ — $ 1,857,962,764
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (169,954) $ — $ — $ (169,954)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
NVS Non-Voting Shares
REIT Real Estate Investment Trust